Concentration of Credit Risk, Significant Customers and Geographic Information - Additional Informatiion (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.00%	10.00%
Concentration Risk, Percentage	Accounts receivable was less than 10%
Revenue [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.00%
Concentration Risk, Percentage	Revenue was less than 10%